Condensed Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 316,989	$ 95,748	$ 2,319,242
Prepaid expenses and other current assets	1,198	400,627	38
Total current assets	318,187	496,375	2,319,280
Property and equipment, net	18,413	7,770	9,780
Intangible asset, net	291,160	296,298
Total assets	627,760	800,443	2,329,060
Current liabilities:
Accounts payable and accrued expenses	1,191,997	486,900	46,915
Note payable		7,500
Total liabilities	1,191,997	494,400	46,915
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued and outstanding as of both March 31, 2026 and December 31, 2025
Common stock, $0.001 par value, 500,000,000 shares authorized, 12,683,250 and 9,785,056 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	12,683	9,785	9,785
Additional paid-in capital	41,563,496	39,926,360	32,410,928
Accumulated deficit	(42,140,416)	(39,630,102)	(30,138,568)
Total stockholders’ equity (deficit)	(564,237)	306,043	2,282,145
Total liabilities and stockholders’ equity	627,760	800,443	2,329,060
Total liabilities and stockholders’ equity	$ 627,760	$ 800,443	$ 2,329,060